Net debt (Tables)	12 Months Ended
Jun. 30, 2024
Statement [Line Items]
Summary of Net Debt Balance and Gearing Ratio

	2024		2023
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	540	2,070	5,310	2,192
Notes and debentures	848	14,084	1,337	10,482
Lease liabilities	686	2,430	521	2,498
Bank overdraft and short-term borrowings	3	–	5	–
Other	7	50	–	–

Total interest bearing liabilities	2,084	18,634	7,173	15,172

Less: Lease liability associated with index-linked freight contracts	267	244	114	173

Less: Cash and cash equivalents
Cash	8,150	–	7,206	–
Short-term deposits	4,351	–	5,222	–

Less: Total cash and cash equivalents	12,501	–	12,428	–

Less: Derivatives included in net debt
Net debt management related instruments 1	(171)	(1,224)	(113)	(1,459)
Net cash management related instruments 2	(19)	–	36	–

Less: Total derivatives included in net debt	(190)	(1,224)	(77)	(1,459)

Net debt		9,120		11,166

Net assets		49,120		48,530

Gearing		15.7%		18.7%

1	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

2	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

Summary of Cash and Cash Equivalents, Net of Overdrafts
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2024	2023	2022
	US$M	US$M	US$M
Total cash and cash equivalents	12,501	12,428	17,236
Bank overdrafts and short-term borrowings	(3)	(5)	–

Total cash and cash equivalents, net of overdrafts	12,498	12,423	17,236

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2024 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other financial liabilities	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	1,402	884	485	333	836	6,618	10,558
In more than one year but not more than two years	1,362	827	171	67	591	15	3,033
In more than two years but not more than five years	4,960	1,923	377	233	1,012	27	8,532
In more than five years	10,999	4,784	1,131	163	1,761	3	18,841

Total	18,723	8,418	2,164	796	4,200	6,663	40,964

Carrying amount	17,602	–	1,513	758	3,116	6,663	29,652

2023 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other financial liabilities	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	6,659	757	536	257	658	6,175	15,042
In more than one year but not more than two years	1,399	595	388	126	538	4	3,050
In more than two years but not more than five years	4,058	1,410	399	267	1,031	–	7,165
In more than five years	8,093	3,693	1,020	211	1,846	–	14,863

Total	20,209	6,455	2,343	861	4,073	6,179	40,120

Carrying amount	19,326	–	1,755	804	3,019	6,179	31,083

1	Excludes input taxes of US$101 million (2023: US$121 million) included in other payables.

Currency risk [member]
Statement [Line Items]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2024	2023	2024	2023
	US$M	US$M	US$M	US$M
USD	15,203	16,289	4,445	5,925
EUR	2,440	3,050	5	544
GBP	1,613	1,587	711	674
AUD	1,265	1,233	3,840	1,797
CAD	5	7	3,259	3,362
Other	192	179	241	126

Total	20,718	22,345	12,501	12,428